Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

9. LAND USE RIGHTS, NET

The following table presents the Company’s land use rights as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cost	12,860	12,860	1,839
Accumulated amortization	(4,930)	(5,187)	(742)
Land use rights, net	7,930	7,673	1,097

As of December 31, 2024 and 2025, the carrying amount of land use right were fully pledged to secure loans (Note 12).

Amortization expense was RMB258, RMB257 and RMB257 (US$37) for the years ended December 31, 2023, 2024 and 2025, respectively.